Other revenues	12 Months Ended
Dec. 31, 2019
Other revenues
8 Other revenues
in	2019		2018	2017
Other revenues (CHF million)
Noncontrolling interests without SEI	0		(2)	3
Loans held-for-sale	(14)		(4)	3
Long-lived assets held-for-sale	252		39	(18)
Equity method investments	232		228	233
Other investments	1,141	[1]	337	80
Other	959		799	908
Other revenues	2,570		1,397	1,209
1 Includes SIX Group AG equity investment revaluation gain. Refer to "Note 18 – Other investments" for further information.